Events after the reporting period (Details) $ in Millions	3 Months Ended			6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)		Jun. 30, 2026 USD ($)	Jun. 30, 2025 USD ($)		Aug. 10, 2026 site	Feb. 11, 2026
Disclosure of non-adjusting events after reporting period [line items]
Profit (loss) from discontinued operations	$ 7.6	$ (20.2)	[1]	$ 17.5	$ (36.5)	[1]
Discontinued operations
Disclosure of non-adjusting events after reporting period [line items]
Profit (loss) from discontinued operations	$ 7.6	$ (20.2)		$ 17.5	$ (36.5)
I-Systems Solues de Infraestrutura S.A.
Disclosure of non-adjusting events after reporting period [line items]
Agreed to sell equity interest								51.00%
Disposal of major subsidiary | IHS Latam Group
Disclosure of non-adjusting events after reporting period [line items]
Number of tower sites disposed | site							9,000

[1]	The results for the three and six months ended June 30, 2025 have been re-presented to reflect that the results of the Latam segment is now reported as a discontinued operation. See note 21.1 for more information